Additional Financial Information - Summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash Flow Supplemental Disclosures Related To Leases [Line Items]
Operating cash flows for operating leases	$ 68.4	$ 45.1	$ 40.3
Operating leases	7.4	172.1	11.3
Operating leases - increase in right-of-use assets	2.8	103.6	17.4
Operating leases - increase in lease liability	$ 2.8	$ 103.6	$ 17.4